Leases (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total minimum lease payments	R$ 15,527,075	R$ 16,837,127
Less total interest	(6,085,700)	(5,630,167)
Present value of minimum lease payments	9,441,375	11,206,960
Less current portion	(1,739,642)	(1,948,259)
Noncurrent portion	7,701,733	9,258,701
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total minimum lease payments	(0)	3,059,448
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total minimum lease payments	2,853,542	2,325,227
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total minimum lease payments	2,150,980	2,055,173
Later Than Five Years And Not Later Than Sis Years [Member]
IfrsStatementLineItems [Line Items]
Total minimum lease payments	1,857,786	1,798,293
Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Total minimum lease payments	1,683,326	1,624,277
Later Than Seven Years And Not Later Than Eight Years [Member]
IfrsStatementLineItems [Line Items]
Total minimum lease payments	1,291,683	1,186,761
Later Than Eight Years And Not Later Than Nine Years Onwards [Member]
IfrsStatementLineItems [Line Items]
Total minimum lease payments	R$ 5,689,758	R$ 4,787,948